Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000169915
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Core Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg Emerging Markets Seasoned ex. Aggregate/Eurodollar Index (the “Index’’) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment grade debt market. The Fund seeks to achieve a total return on its assets with a secondary investment objective to achieve a high level of income by investing primarily in emerging markets fixed-income investments.

Top Contributors to Performance

  Fund asset allocation in the Middle East driven by Egypt, including external dollar and local denominated debt, was the largest contributor to performance relative to the Index.

  Security selection both in overweight positions in outperformers and underweight positions in laggards contributed to positive relative performance from Asia.

  Periodic shifting from overweight to underweight positions in Argentina throughout a heavy news flow year contributed to relative performance.

  Sovereign security selection versus the Index contributed to relative Fund performance.

  Underweight allocations to distressed Brazilian corporate securities were accretive to performance.

Top Detractors from Performance

  Yield curve selection within the Colombian sovereign yield curve detracted from relative Fund performance.

  Yield curve selection in the Pemex yield curve detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Emerging Markets Core Fund	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$10,968	$10,559	$11,475
10/31/2017	$11,665	$10,683	$12,458
10/31/2018	$11,235	$10,464	$11,857
10/31/2019	$12,742	$11,462	$12,848
10/31/2020	$13,186	$12,108	$12,731
10/31/2021	$14,216	$11,957	$13,501
10/31/2022	$11,283	$9,472	$10,690
10/31/2023	$12,516	$9,635	$12,003
10/31/2024	$15,637	$10,554	$15,020
10/31/2025	$17,726	$11,154	$17,039

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Emerging Markets Core FundFootnote Reference*	13.36%	6.10%	5.89%
Bloomberg Global Aggregate Bond Index	5.69%	(1.63%)	1.10%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index	13.44%	6.00%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 738,990,516
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$738,990,516 Number of Investments456 Portfolio Turnover45% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Countries (% of Net Assets)

Value	Value
Egypt	3.3%
Guatemala	3.3%
South Africa	3.3%
Dominican Republic	3.4%
Nigeria	3.5%
Mexico	8.1%
Colombia	8.1%
Brazil	10.4%
Argentina	11.1%
Turkey	11.4%

Material Fund Change [Text Block]